Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of subsidiaries

Name	Registered Office	Nature of Business	Notes
Biodexa Limited (formerly Midatech Limited)	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Trading company
Biodexa Pharmaceuticals (Wales) Limited (formerly Midatech Pharma (Wales) Limited)	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Trading company
Haaland UK Limited	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Dormant
PharMida AG	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	Dormant	(a) (b)

Notes:

(a)	Wholly owned subsidiary of Biodexa Limited.

(b)	PharMida AG became dormant in January 2016.